Lease - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease
Expense relating to short-term and low-value leases			$ 86	$ 9	$ 28
Expense relating to leases of low-value assets		$ 3
Interest expense on lease liabilities	$ 41	24	$ 90	$ 26	$ 1
Total	$ 41	$ 27